UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-8544

FPA Funds Trust
(Exact name of registrant as specified in charter)

11601 WILSHIRE BLVD., STE 1200 LOS ANGELES, CALIFORNIA		90025
(Address of principal executive offices)		(Zip code)

Copy to:

J. RICHARD ATWOOD, PRESIDENT FPA Funds Trust 11601 WILSHIRE BLVD., STE 1200 LOS ANGELES, CALIFORNIA 90025		MARK D. PERLOW, ESQ. DECHERT LLP ONE BUSH STREET STE. 1600 SAN FRANCISCO, CA 94104
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2016

ITEM 1. Schedule of Investments.

FPA CRESCENT FUND

PORTFOLIO OF INVESTMENTS

March 31, 2016

(Unaudited)

	Shares	Fair Value
COMMON STOCKS
Infrastructure Software — 7.7%
Microsoft Corporation	7,981,360	$440,810,513
Oracle Corporation	21,418,880	876,246,381
		$1,317,056,894
Aircraft & Parts — 5.9%
Esterline Technologies Corporation*,§	2,863,871	$183,488,215
Meggitt plc (Britain)§	42,460,160	247,958,387
United Technologies Corporation	5,657,028	566,268,503
		$997,715,105
Diversified Banks — 4.6%
Bank of America Corporation	23,487,790	$317,554,921
Citigroup, Inc.	11,132,480	464,781,040
		$782,335,961
Insurance Brokers — 3.8%
Aon plc (Britain)	6,142,560	$641,590,392

Investment Companies — 3.1%
Groupe Bruxelles Lambert SA (Belgium)	2,851,023	$235,235,384
Leucadia National Corporation	17,836,443	288,415,283
		$523,650,667
Base Metals — 3.0%
Alcoa, Inc.	48,379,832	$463,478,791
MMC Norilsk Nickel PJSC (ADR) (Russia)	4,377,920	56,518,947
		$519,997,738
P&C Insurance — 3.0%
American International Group, Inc.	9,381,080	$507,047,374

Internet Media — 2.7%
Alphabet, Inc. (Class A)*	220,277	$168,049,323
Alphabet, Inc. (Class C)*	220,881	164,545,301
Yahoo!, Inc.*	3,412,700	125,621,487
		$458,216,111
Entertainment Content — 2.7%
Naspers, Ltd. (N Shares) (South Africa)	3,268,832	$456,324,630

Communications Equipment — 2.6%
Cisco Systems, Inc.	15,692,750	$446,772,592

Semiconductor Devices — 2.2%
Analog Devices, Inc.	3,731,890	$220,890,569
QUALCOMM, Inc.	3,100,110	158,539,626
		$379,430,195
Electrical Components — 2.1%
TE Connectivity, Ltd. (Switzerland)	5,849,390	$362,194,229

See notes to financial statements.

	Shares	Fair Value
Commercial Finance — 2.1%
CIT Group, Inc.§	11,262,762	$349,483,505

Consumer Finance — 1.8%
American Express Co.	5,057,409	$310,524,913

Electrical Power Equipment — 1.7%
General Electric Co.	9,238,990	$293,707,492

Advertising & Marketing — 1.7%
Interpublic Group of Cos., Inc. (The)	1,202,675	$27,601,391
WPP plc (Britain)	11,169,200	260,999,348
		$288,600,739
Life Science Equipment — 1.3%
Thermo Fisher Scientific, Inc.	1,507,820	$213,492,234

Household Products — 1.2%
Henkel AG & Co. KGaA (Germany)	1,279,421	$125,742,015
Unilever NV (CVA) (Britain)	1,932,200	86,593,830
		$212,335,845
Exploration & Production — 1.2%
Occidental Petroleum Corporation	3,102,701	$212,317,762

Containers & Packaging — 0.9%
Owens-Illinois, Inc.*,§	9,409,630	$150,177,695

Integrated Oils — 0.8%
Gazprom PAO (ADR) (Russia)	12,690,400	$54,733,695
Lukoil PJSC (ADR) (Russia)	1,455,100	55,897,667
Rosneft OAO (GDR) (Russia)	5,711,200	25,940,270
		$136,571,632
Food & Drug Stores — 0.8%
Jardine Strategic Holdings, Ltd. (Hong Kong)	2,674,240	$79,826,064
Lenta, Ltd. (GDR) (Russia)*,**,††	8,153,870	51,287,842
		$131,113,906
Oil & Gas Services & Equipment — 0.6%
Halliburton Co.	2,926,070	$104,519,220

Reinsurance — 0.5%
Alleghany Corporation*	180,217	$89,423,675

Casinos & Gaming — 0.4%
Genting Malaysia Bhd (Malaysia)	56,754,620	$66,042,798

Marine Shipping — 0.3%
Sound Holding FP (Luxembourg)††	1,146,250	$55,499,107

See notes to financial statements.

	Shares or Principal Amount	Fair Value
Beverages — 0.2%
Carlsberg A/S (B Shares) (Denmark)	389,330	$37,098,865

Banks — 0.1%
Sberbank of Russia PJSC (ADR) (Russia)	2,613,168	$18,187,649

OTHER COMMON STOCKS — 1.6%		$276,265,730

TOTAL COMMON STOCKS — 60.6% (Cost $8,965,551,079)		$10,337,694,655

LIMITED PARTNERSHIPS — 0.3% (Cost $40,686,604)
U.S. Farming Realty Trust, L.P.††	350,000	$40,645,395
U.S. Farming Realty Trust II, L.P.††	120,000	12,922,380
		$53,567,775
PREFERRED STOCKS
Integrated Oils — 0.2%
Surgutneftegas OAO (Preference Shares) (Russia)	39,322,900	$26,314,766

Banks — 0.1%
Sberbank of Russia PJSC (Preference Shares) (Russia)	18,730,320	$22,049,282

TOTAL PREFERRED STOCKS — 0.3% (Cost $57,518,901)		$48,364,048

BONDS & DEBENTURES

Residential Mortgage-Backed Securities — 0.9%
Non-Agency Collateralized Mortgage Obligation — 0.9%
Stanwich Mortgage Loan Trust Series
2012-2 A — 0.00% 3/15/2047**,††,@	$6,884,801	$2,926,040
2012-4 A — 0.00% 6/15/2051**,††,@	10,080,973	4,637,248
2011-1 A — 0.912% 8/15/2050**,††,@	12,598,182	6,644,646
2010-4 A — 1.287% 8/31/2049**,††,@	6,713,929	3,390,534
2009-2 A — 2.116% 2/15/2049**,††,@	1,484,137	663,706
2010-3 A — 3.63% 7/31/2038**,††,@	5,841,945	2,922,725
2011-2 A — 3.977% 9/15/2050**,††,@	7,134,763	3,818,554
2010-2 A — 4.676% 2/28/2057**,††,@	10,193,335	5,139,479
2010-1 A — 4.743% 9/30/2047**,††,@	1,348,581	682,113
Sunset Mortgage Loan Co. LLC
2014-NPL1 A — 3.228% 8/16/2044**,@@	71,325,945	71,132,024
2015-NPL1 A — 4.459% 9/18/2045**,@@	45,057,250	45,030,472
		$146,987,541

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $146,590,809)		$146,987,541

See notes to financial statements.

	Principal Amount	Fair Value
Asset-Backed Securities — 0.4%
RELP 10 — 9.50% 11/20/2017**,††	$8,767,178	$8,767,178
RELP 11 — 10.75% 8/5/2018**,††	16,601,277	16,601,277
RELP 4 — 9.00% 6/20/2016**,††	4,189,885	4,189,885
RELP 6 — 9.03% 8/18/2016**,††	20,753,790	20,753,790
RELP 7 — 11.25% 8/7/2017**,††	4,366,796	4,366,796
RELP 8 — 10.00% 10/17/2017**,††	5,816,482	5,816,482
RELP 9 — 9.00% 7/30/2017**,††	7,507,886	7,507,886
		$68,003,294
Other — 0.5%
Ship Loan Participation — 7.80% 12/24/2019**,††,@	$60,234,477	$60,234,477
Ship Loan Participation II — 11.00% 9/4/2018**,††,@	18,800,000	18,800,000
		$79,034,477
TOTAL ASSET-BACKED SECURITIES (Cost $147,037,771)		$147,037,771

Corporate Bonds & Notes — 3.7%
Basic Materials — 0.5%
Glencore Funding LLC
— 3.125% 4/29/2019**	$23,500,000	$21,326,250
— 4.625% 4/29/2024**	18,100,000	14,932,500
— 2.875% 4/16/2020**	11,800,000	10,266,000
Glencore Finance Canada, Ltd.
— 4.95% 11/15/2021**	6,472,000	5,727,720
— 6.00% 11/15/2041**	11,393,000	8,943,505
— 5.55% 10/25/2042**	10,600,000	8,162,000
— 4.25% 10/25/2022**	21,450,000	17,910,750
		$87,268,725
Consumer, Cyclical — 0.6%
Navistar International Corporation — 8.25% 11/1/2021	$143,177,000	$107,382,750

Energy — 1.4%
Rice Energy, Inc. — 6.25% 5/1/2022	$16,731,000	$14,639,625
CONSOL Energy, Inc.
— 5.875% 4/15/2022	196,666,000	141,717,520
— 8.25% 4/1/2020	5,650,000	3,997,375
— 8.00% 4/1/2023	77,110,000	57,832,500
Southwestern Energy Co. — 4.10% 3/15/2022	1,900,000	1,263,500
California Resources Corporation
— 5.00% 1/15/2020	2,171,000	499,330
— 5.50% 9/15/2021	8,984,000	1,976,480
— 6.00% 11/15/2024	2,171,000	488,475
2nd Lien — 8.00% 12/15/2022**	35,750,000	13,763,750
		$236,178,555
Financial — 0.4%
Walter Investment Management Corporation — 7.875% 12/15/2021	$53,600,000	$34,840,000
iStar, Inc. — 5.85% 3/15/2017	4,964,000	5,075,690
Springleaf Finance Corporation
— 5.75% 9/15/2016	5,216,000	5,255,120
— 6.50% 9/15/2017	8,980,000	9,226,950

See notes to financial statements.

	Principal Amount	Fair Value
— 6.90% 12/15/2017	$15,366,000	$15,903,810
		$70,301,570
Industrial — 0.8%
Bombardier, Inc.
— 7.75% 3/15/2020**	$28,058,000	$24,129,880
— 4.75% 4/15/2019**	4,893,000	4,232,445
— 5.75% 3/15/2022**	13,800,000	10,350,000
— 6.125% 1/15/2023**	29,534,000	22,298,170
— 6.00% 10/15/2022**	12,670,000	9,388,470
— 7.50% 3/15/2025**	82,750,000	62,890,000
— 7.45% 5/1/2034**	5,800,000	4,067,250
		$137,356,215
TOTAL CORPORATE BONDS & NOTES (Cost $638,450,252)		$638,487,815

Convertible Bonds — 0.3%
Navistar International Corporation
— 4.50% 10/15/2018	$22,938,000	$14,192,887
— 4.75% 4/15/2019	34,244,000	20,032,740
Walter Investment Management Corporation — 4.50% 11/1/2019	28,841,000	16,691,729

TOTAL CONVERTIBLE BONDS (Cost $65,775,219)		$50,917,356

U.S. Treasuries — 32.4%
U.S. Treasury Notes
— 0.25% 4/15/2016	$200,000,000	$199,981,440
— 0.25% 5/15/2016	275,000,000	274,965,075
— 0.375% 10/31/2016	360,000,000	359,817,192
— 0.50% 6/15/2016	245,000,000	245,099,299
— 0.50% 6/30/2016	160,000,000	160,083,600
— 0.50% 8/31/2016	250,000,000	250,115,975
— 0.50% 1/31/2017	100,000,000	99,925,780
— 0.625% 7/15/2016	350,000,000	350,273,455
— 0.625% 8/15/2016	300,000,000	300,257,820
— 0.625% 10/15/2016	275,000,000	275,245,905
— 0.625% 11/15/2016	275,000,000	275,216,177
— 0.625% 12/15/2016	350,000,000	350,201,670
— 0.625% 2/15/2017	310,000,000	310,060,543
— 0.75% 1/15/2017	300,000,000	300,363,270
— 0.875% 9/15/2016	200,000,000	200,392,580
— 0.875% 11/30/2016	275,000,000	275,636,487
— 0.875% 1/31/2017	175,000,000	175,403,323
— 1.00% 9/30/2016	300,000,000	300,833,490
— 1.50% 6/30/2016	100,000,000	100,293,460
— 1.50% 7/31/2016	275,000,000	276,017,307
— 1.75% 5/31/2016	245,000,000	245,574,231
— 2.625% 4/30/2016	$205,000,000	$205,366,356

See notes to financial statements.

	Shares or Principal Amount	Fair Value
TOTAL U.S. TREASURIES (Cost $5,549,215,023)		$5,531,124,435

TOTAL BONDS & DEBENTURES (Cost $6,547,069,074)		$6,514,554,918

Put Options Purchased — 0.1%
JPY Put-Strike $95; expires 03/24/22; $194,350,000*(Barclays Capital Counterparty) (Cost $14,624,837)	$194,350,000	$21,588,398

TOTAL INVESTMENT SECURITIES — 99.5% (Cost $15,625,450,495)		$16,975,769,794

Short-Term Investments — 0.3%
State Street Bank Repurchase Agreement — 0.03% 4/1/2016 (Dated 03/31/2016, repurchase price of $42,389,035, collateralized by $41,525,000 principal amount U.S. Treasury Bond - 2.125% 2022, fair value $43,237,906)	42,389,000	42,389,000
TOTAL SHORT-TERM INVESTMENTS (Cost $42,389,000)		$42,389,000

TOTAL INVESTMENTS — 99.8% (Cost $15,667,839,495)		$17,018,158,794

SECURITIES SOLD SHORT
Common Stocks Sold Short — (3.3)%
Care Capital Properties, Inc.	(15,450)	(414,678)
Pennsylvania Real Estate Investment Trust	(600,700)	(13,125,295)
Pitney Bowes, Inc.	(401,000)	(8,637,540)
Tencent Holdings, Ltd. (China)	(23,897,100)	(487,963,111)
Ventas, Inc.	(61,800)	(3,890,928)
WW Grainger, Inc.	(96,049)	(22,420,718)
Yahoo Japan Corporation (Japan)	(7,121,600)	(30,310,066)

TOTAL COMMON STOCKS SOLD SHORT (Proceeds $469,587,246)		$(566,762,336)
Other Assets and Liabilities, net — 3.5%		607,868,427
NET ASSETS — 100.0% — NOTE 2		$17,059,264,885

*Non-income producing security.

§Affiliated Security.

**Restricted securities. These restricted securities constituted 3.42% of total net assets at March 31, 2016, most of which are considered liquid by the Adviser. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under policies adopted by authority of the Fund’s Board of Trustees.

See notes to financial statements.

††These securities have been valued in good faith under policies adopted by authority of the Board of Trustee in accordance with the Fund’s fair value procedures. These securities constituted 1.98% of total net assets at March 31, 2016.

@Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2016.

@@Step Coupon - Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2016.

As permitted by U.S. Securities and Exchange Commission regulations, “Other” Common Stocks include holdings in their first year of acquisition that have not previously been publicly disclosed.

See notes to financial statements.

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities.  Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day.  If there have been no sales that day, equity securities are generally valued at the last available bid price.  Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter (“OTC”) market more accurately reflects the securities’ value in the judgment of the Fund’s officers, are valued at the most recent bid price.  However, most fixed income securities are generally valued at prices obtained from pricing vendors and brokers.  Vendors value such securities based on one or more of the following inputs: transactions, bids, offers quotations from dealers and trading systems, spreads and other relationships observed in the markets among comparable securities, benchmarks, underlying equity of the issuer, and proprietary pricing models such as cash flows, financial or collateral performance and other reference data (includes prepayments, defaults, collateral, credit enhancements, and interest rate volatility).  Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by the authority of the Fund’s Board of Trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s value.  These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.  Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies.  Level 1 values are based on quoted market prices in active markets for identical assets.  Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility.  Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets.  The valuation levels are not necessarily an indication of the risk associated with investing in those securities.  The following table presents the valuation levels of the Fund’s investments as of March 31, 2016:

Investments	Level 1	Level 2	Level 3	Total
Common Stocks
Infrastructure Software	$1,317,056,894	$—	$—	$1,317,056,894
Aircraft & Parts	997,715,105	—	—	997,715,105
Diversified Banks	782,335,961	—	—	782,335,961
Insurance Brokers	641,590,392	—	—	641,590,392
Investment Companies	523,650,667	—	—	523,650,667
Base Metals	519,997,738	—	—	519,997,738
P&C Insurance	507,047,374	—	—	507,047,374
Internet Media	458,216,111	—	—	458,216,111
Entertainment Content	456,324,630	—	—	456,324,630
Communications Equipment	446,772,592	—	—	446,772,592
Semiconductor Devices	379,430,195	—	—	379,430,195
Electrical Components	362,194,229	—	—	362,194,229
Commercial Finance	349,483,505	—	—	349,483,505
Consumer Finance	310,524,913	—	—	310,524,913
Electrical Power Equipment	293,707,492	—	—	293,707,492
Advertising & Marketing	288,600,739	—	—	288,600,739
Other Common Stocks	276,265,730	—	—	276,265,730
Life Science Equipment	213,492,234	—	—	213,492,234
Household Products	212,335,845	—	—	212,335,845
Exploration & Production	212,317,762	—	—	212,317,762
Containers & Packaging	150,177,695	—	—	150,177,695
Integrated Oils	136,571,632	—	—	136,571,632
Food & Drug Stores	79,826,064	—	51,287,842	131,113,906
Oil & Gas Services & Equipment	104,519,220	—	—	104,519,220
Reinsurance	89,423,675	—	—	89,423,675
Casinos & Gaming	66,042,798	—	—	66,042,798
Marine Shipping	—	—	55,499,107	55,499,107
Beverages	37,098,865	—	—	37,098,865
Banks	18,187,649	—	—	18,187,649
Limited Partnerships	—	—	53,567,775	53,567,775
Preferred Stocks
Integrated Oils	26,314,766	—	—	26,314,766
Banks	22,049,282	—	—	22,049,282
Residential Mortgage-Backed Securities
Non-Agency Collateralized Mortgage Obligation	—	116,162,496	30,825,045	146,987,541
Asset-Backed Securities
Asset-Backed Securities	—	—	68,003,294	68,003,294
Other	—	—	79,034,477	79,034,477
Corporate Bonds & Notes	—	638,487,815	—	638,487,815
Convertible Bonds	—	50,917,356	—	50,917,356
U.S. Treasuries	—	5,531,124,435	—	5,531,124,435
Short-Term Investment	—	42,389,000	—	42,389,000
	$10,279,271,754	$6,379,081,102	$338,217,540	$16,996,570,396
Currency Options (currency risk)	$—	$21,588,398	$—	$21,588,398
Forward Foreign Currency Contracts (currency risk)
Payable	—	(1,507,271)	—	(1,507,271)
	$—	$20,081,127	$—	$20,081,127
Common Stock Sold Short	$(566,762,336)	$—	$—	$(566,762,336)

See notes to financial statements.

The following table summarizes the Fund’s Level 3 investment securities and related transactions during the period ended March 31, 2016:

Investment	Beginning Value at December 31, 2015	Net Realized and Unrealized Gains (Losses)*	Purchases	(Sales)	Gross Transfers In(Out)	Ending Value at March 31, 2016	Net Change in Unrealized Appreciation (Depreciation) related to Investments held at March 31, 2016
Common Stocks— Long	$119,540,537	$(12,753,588)	—	—	—	$106,786,949	$(12,753,588)
Limited Partnership	52,251,188	1,316,587	—	—	—	53,567,775	1,316,587
Residential Mortgage-Backed Securities Non-Agency Collateralized Mortgage Obligation	31,648,762	(289,864)	$193	$(534,046)	—	30,825,045	(7,296)
Asset-Backed Securities	74,766,913	—	3,303,846	(10,067,465)	—	68,003,294	—
Other Asset-Backed Securities	83,466,001	—	—	(4,431,524)	—	79,034,477	—
	$361,673,401	$(11,726,865)	$3,304,039	$15,033,035	—	$338,217,540	$(11,444,297)

*       Net realized and unrealized gains (losses) are included in the related amounts in the statement of operations.

Level 3 Valuation Process:  Investments classified within Level 3 of the fair value hierarchy are valued by the Adviser in good faith under procedures adopted by authority of the Fund’s Board of Trustees. The Adviser employs various methods to determine fair valuations including regular review of key inputs and assumptions, and review of related market activity, if any.  However, there are generally no observable trade activities in these securities.  The Adviser reports to the Board of Trustees at their regularly scheduled quarterly meetings, or more often if warranted.  The report includes a summary of the results of the process, the key inputs and assumptions noted, and any changes to the inputs and assumptions used.  When appropriate, the Adviser will recommend changes to the procedures and process employed.  The value determined for an investment using the fair value procedures may differ significantly from the value realized upon the sale of such investment.

Transfers of investments between different levels of the fair value hierarchy are recorded at market value as of the end of the reporting period.  There were transfers of $1,168,137,372 from Level 2 to Level 1 during the period ended March 31, 2016. The transfers between Level 2 and Level 1 of the fair value hierarchy during the period ended March 31, 2016, were due to changes in valuation of international equity securities from the fair value price to the exchange closing price.

The following table summarizes the quantitative inputs and assumptions used for items categorized as items categorized as Level 3 of the fair value hierarchy as of March 31, 2016:

Financial Assets	Fair Value at March 31, 2016	Valuation Technique(s)	Unobservable Inputs	Price/Range

Common Stocks- Long	$51,287,842	Restricted Assets*	N/A	$6.29

	$55,499,107	NAV adjusted to Fair Value**	N/A	$48.42

Limited Partnerships	$40,645,395	NAV as Practical Expedient***	N/A	$116.13

	$12,922,380	NAV as Practical Expedient***	N/A	$107.69

Residential Mortgage-Backed Non-Agency CMO	$30,825,045	Methods of Comparables/Consensus Pricing****	Quotes/Prices	$42.50- $72.93
			Discount	0.0%-18.9% (0.2%)

Asset-Backed Securities	$68,003,294	Most Recent Capitlization (Funding)*****	Private Financing	$100.00

Asset-Backed Securities- Other	$79,034,477	Most Recent Capitlization (Funding)*****	Private Financing	$100.00

* The fair value of the investment is measured on the basis of the quoted price for an otherwise identical unrestricted instrument that trades in a public market, adjusted to reflect the effect of the restriction.

** The NAV provided by the administrator of the LLC is reported at depreciated cost. To adjust to fair value, the Fund obtains independent appraisals of the underlying collateral and adjusts the NAV based on the difference between the two values.

*** No adjustments were made to the NAV provided by the administrator of the Limited Partnerships. Adjustments to the NAV would be considered if the practical expedient NAV was not as of Fund’s measurement date; it was probable that the Limited Partnerships would be sold at a value materially different than the reported expedient NAV; or it was determined in accordance with the Fund’s valuation procedures that the Limited Partnerships are not being reported at fair value.

**** The Pricing Model technique for Level 3 securities involves preparing a proprietary broker price opinion (BPO) model using valuation information provided by the loan servicer based on local market resources and sales trends published by the National Association of Realtors, and a broker, and then applying an appropriate discount to that valuation. The discount reflects market conditions such as lack of liquidity of the investment, the costs associated with foreclosure and liquidation, the historical performance of the loan pool and the characteristics of the remaining loans including whether or not the loans are performing.

*****The significant unobservable inputs used in the fair value measurement of the Fund’s Private Investment shares are based on its most recent funding. If the financial condition of the underlying assets were to deteriorate, or if the market comparables were to fall, the value of this investment would be lower.

Forward foreign currency contracts:  Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price.  The Funds’ transactions in forward foreign currency contracts are limited to transaction and portfolio hedging.  The contractual amounts of forward foreign currency contracts do not necessarily represent the amounts potentially subject to risk.  The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered and could exceed the net unrealized value shown in the tables below.  Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values.  Forward foreign currency contracts are valued daily at the foreign exchange rates as of the close of the New York Stock Exchange.

At March 31, 2016 the Fund, held forward foreign currency contracts, which are considered derivative instruments, each of whose counterparty is Barclays Capital, as follows:

	Local Contract	Settlement	Valuation at	Unrealized
Foreign Currency Sold	Amount	Date	March 31, 2016	Depreciation
Euro	€118,300,000	6/23/16	$134,945,530	$(1,507,271)

NOTE 2 — Federal Income Tax

The cost of investment securities held at March 31, 2016 (excluding short-term investments), was $15,630,059,793 for federal income tax purposes.  Net Unrealized appreciation consists of:

Gross unrealized appreciation:	$2,041,080,580
Gross unrealized depreciation:	(695,370,579)
Net unrealized appreciation:	$1,345,710,001

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                 The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-Q based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d))under the 1940 Act that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)           The certifications required by Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA FUNDS TRUST’S FPA CRESCENT FUND

By:	/s/ J. Richard Atwood
J. Richard Atwood,
President (Principal Executive Officer)

Date:	May 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ J. Richard Atwood
J. Richard Atwood,
President (Principal Executive Officer)

Date:	May 31, 2016

By:	/s/ E. Lake Setzler III
E. Lake Setzler III,
Treasurer (Principal Financial Officer)

Date:	May 31, 2016